Customer Concentrations	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Customer Concentrations [Text Block]

14.       Customer Concentrations

The Company has concentrations in the volumes of business transacted with particular customers. The loss of these customers could have an adverse effect on the Company’s business.

For the three and six months ended July 31, 2013, the Company had concentrations of sales with Customer A equal to 37% and 39%, respectively (2012: 0% and 0%, respectively) and Customer B equal to 8% and 14%, respectively (2012: 18% and 13%, respectively). As at July 31, 2013 the accounts receivable balance for Customer A was $45,407 (January 31, 2013: $325,530) and for Customer B was $33,964 (January 31, 2013: $11,203).

14.         Customer Concentrations

The Company has concentrations in the volumes of business transacted with particular customers. The loss of these customers could have an adverse affect on the Company’s business.

For the year ended January 31, 2013, the Company had concentrations of sales with Customer A equal to 55.3% (2012: 0%). As at January 31, 2013 the accounts receivable balance for Customer A was $325,530 (2012: $nil) which was received in full subsequent to the year end.

For the year ended January 31, 2012, the Company had concentrations of sales with Customer B equal to 22.8% of total revenues. As at January 31, 2012 there were no outstanding receivables from this customer.